Business Segment Information - External customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Revenue from external customers	$ 35,302	$ 54,944	$ 63,689
Canada
Business Segment Information
Revenue from external customers	20,668	39,066	47,537
Americas, excluding Canada
Business Segment Information
Revenue from external customers	1,999	1,860	1,541
Africa
Business Segment Information
Revenue from external customers	4,171	3,557	3,974
Asia
Business Segment Information
Revenue from external customers	769	1,434	4,951
Europe
Business Segment Information
Revenue from external customers	$ 7,695	$ 9,027	$ 5,686